Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of long-term debt

Long-term debt consists of the following (in thousands):

	December 31, 2016	September 30, 2017
First Lien Credit Facilities:
Term loans, interest at LIBOR or base rate plus 5.50% (6.74% at September 30, 2017), net of unamortized discount and deferred loan costs of $13.7 million at September 30, 2017.	$—	$435,150
Senior secured PIK notes, net of unamortized discount and deferred loan costs of $3.5 million and $3.2 million at December 31, 2016 and September 30, 2017, respectively.	133,286	141,328
Equipment long-term note payable and capital leases	4,792	3,264
Senior secured credit facilities:
Term loans, interest at LIBOR or base rate plus 8.25% , net of unamortized discount and deferred loan costs of $15.1 million at December 31, 2016.	395,581	—
Seller notes	20,116	—

Total debt	553,775	579,742
Less: Current portion	(6,537)	(6,674)

Long-term debt	$547,238	$573,068

Long-term debt consists of the following (in thousands):

	December 31,
	2015	2016
Senior secured credit facilities:
Term loans, interest at LIBOR or base rate plus 8.25% (9.25% at December 31, 2016), net of unamortized discount of $18.2 million and $15.1 million at December 31, 2015 and December 31, 2016, respectively.	$396,717	$395,581
Senior secured PIK notes, net of unamortized discount of $3.9 million and $3.5 million at December 31, 2015 and December 31, 2016, respectively.	118,764	133,286
Seller notes	18,902	20,116
Equipment long-term note payable and capital leases	5,826	4,792

Total debt(1)	540,209	553,775
Less: Current portion	(6,919)	(6,537)

Long-term debt	$533,290	$547,238

(1)	Pursuant to the adoption of ASU 2015-03, debt issuance costs of $7.8 million were deducted from the carrying amount of related debt as of December 31, 2015.

Schedule of aggregate contractual future principal payments

Aggregate contractual future principal payments (excluding the effects of repayments for excess cash flow) of long-term debt for the years following December 31, 2016, are as follows (in thousands):

For the year ending December 31,
2017	$6,537
2018	6,350
2019	4,605
2020	397,953
2021	143,920
Thereafter	12,998

Total scheduled maturities	572,363
Unamortized debt discount and debt issuance costs	(18,588)

Total long-term debt	$553,775